Derivative Assets And Liabilities (Interest Rate Swaps Outstanding) (Details) - Interest Rate Derivatives [Member] - ETP [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
December 2018 [Member]
Notional Amount		$ 1,200	$ 1,200
Type	[1]	Pay a floating rate based on a 3-month LIBOR and receive a fixed rate of 1.53%
March 2019 [Member]
Notional Amount		$ 300	300
Type	[1]	Pay a floating rate based on a 3-month LIBOR and receive a fixed rate of 1.42%
Forward-Starting Swaps [Member] | July 2016 [Member]
Notional Amount	[2]	$ 0	200
Type	[1],[2]	Forward-starting to pay a fixed rate of 3.80% and receive a floating rate
Forward-Starting Swaps [Member] | July 2017 [Member]
Notional Amount	[3]	$ 500	300
Type	[1],[3]	Forward-starting to pay a fixed rate of 3.90% and receive a floating rate
Forward-Starting Swaps [Member] | July 2018 [Member]
Notional Amount	[3]	$ 200	200
Type	[1],[3]	Forward-starting to pay a fixed rate of 4.00% and receive a floating rate
Forward-Starting Swaps [Member] | July 2019 [Member]
Notional Amount	[3]	$ 200	$ 200
Type	[1],[3]	Forward-starting to pay a fixed rate of 3.25% and receive a floating rate

[1]	(1) Floating rates are based on 3-month LIBOR.
[2]	(2) Represents the effective date. These forward-starting swaps have terms of 10 and 30 years with a mandatory termination date the same as the effective date.
[3]	(3) Represents the effective date. These forward-starting swaps have a term of 30 years with a mandatory termination date the same as the effective date.